RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 43,400	$ 40,693
Trade and other receivables (excluding prepayments and deferred compensation cost)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	12,089	11,029
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 31,311	$ 29,664